Schedule of Investments (unaudited)
June 30, 2024
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 86.0%
Communication Services — 13.0%
Diversified Telecommunication Services — 2.2%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,050,000	$799,716 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,690,000	3,412,829 (a)
Altice France Holding SA, Senior Secured Notes	8.000%	5/15/27	720,000 EUR	271,113 (b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,770,000	1,108,775 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	1,230,000	401,208 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	750,000	494,375 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,890,000	1,248,283 (a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	61,000	55,099
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	939,000	889,796 (a)
Total Diversified Telecommunication Services				8,681,194
Entertainment — 0.5%
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	2,090,000	2,139,504 (a)
Interactive Media & Services — 0.3%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	1,000,000	959,622 (a)
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	360,000	305,182 (a)
Total Interactive Media & Services				1,264,804
Media — 5.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	3,850,000	2,925,529 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,520,000	4,980,250
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	570,000	499,402 (a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,140,000	953,753 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	1,000,000	979,532 (a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	333,000	316,477
DISH DBS Corp., Senior Notes	7.375%	7/1/28	1,780,000	758,974
DISH DBS Corp., Senior Notes	5.125%	6/1/29	6,738,000	2,675,528
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	800,000	622,386
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	1,000,000	854,941 (a)
Sirius XM Radio Inc., Senior Notes	3.875%	9/1/31	1,000,000	817,069 (a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	1,400,000	1,341,643 (a)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,000,000 GBP	2,262,739 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	680,000	580,578 (a)
Total Media				20,568,801
Wireless Telecommunication Services — 4.7%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,550,000	1,322,893 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,080,000	1,346,446 (a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	1,410,000	514,850 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	5,670,000	3,663,419 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,750,000	1,507,425 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000	2,323,200
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000	7,113,851
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	500,000	422,370 (a)
Total Wireless Telecommunication Services				18,214,454

Total Communication Services				50,868,757
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 19.4%
Automobile Components — 3.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,529,000	$3,435,071 (a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	3,903,000	3,901,052
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	560,000	567,984 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	2,020,000	2,095,227 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	880,000	897,781 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	1,220,000	1,264,375 (a)
Total Automobile Components				12,161,490
Automobiles — 1.5%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,000,000	826,947
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	1,000,000	1,058,850
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	3,520,000	3,036,425
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,000,000	1,022,647 (a)
Total Automobiles				5,944,869
Broadline Retail — 0.6%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	2,190,000	2,344,435 (a)
Distributors — 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	1,770,000	1,850,723 (a)
Diversified Consumer Services — 1.8%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	4,050,000 EUR	4,255,339 (a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000	536,697 (a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000	2,050,617
Total Diversified Consumer Services				6,842,653
Hotels, Restaurants & Leisure — 10.7%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,600,000 EUR	2,789,451 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,510,000	1,635,743 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	5,780,000 EUR	5,068,446
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,300,000	3,172,596 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	2,000,000	1,732,444 (a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,230,000	1,231,326 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,367,000	1,227,595 (a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	900,000	891,865 (a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	320,000	316,587 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,871,000	1,946,543 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	260,000	272,615 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	4,240,000	4,190,452 (a)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	900,000 GBP	1,209,507 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	2,980,000	2,936,259 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,840,000	1,817,780 (a)
Royal Caribbean Cruises Ltd., Senior Notes	7.250%	1/15/30	1,660,000	1,719,843 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	1,200,000	1,056,961
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,000,000	990,279 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	2,550,000	2,496,264 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	140,000	135,801 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,970,000	1,848,835 (a)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,674,000	$1,517,483 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,730,000	1,795,054 (a)
Total Hotels, Restaurants & Leisure				41,999,729
Specialty Retail — 1.2%
FirstCash Inc., Senior Notes	4.625%	9/1/28	1,000,000	940,861 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	530,000	507,558 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,800,000	1,442,047 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	1,700,000	1,681,014
Total Specialty Retail				4,571,480

Total Consumer Discretionary				75,715,379
Consumer Staples — 0.4%
Food Products — 0.4%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	1,550,000	1,537,186 (a)

Energy — 16.3%
Energy Equipment & Services — 0.2%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	850,000	885,264 (a)
Oil, Gas & Consumable Fuels — 16.1%
Apache Corp., Senior Notes	5.100%	9/1/40	950,000	811,363
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	515,000	515,657 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,050,000	859,209
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	660,000	697,978 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	750,000	764,915 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,110,000	2,948,951
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	1,910,000	1,860,684 (c)(d)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,020,000	963,350 (a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	780,000	832,893 (a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	230,000	215,204 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	1,140,000	1,215,801 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000	7,813,139
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000	1,755,699 (a)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,330,000	1,324,473
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	4,970,000	4,975,608
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	749,075
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	1,072,754
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	1,000,000	1,048,200 (a)
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	500,000	495,247 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,370,000	4,212,846
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000	1,124,461 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	681,546
Puma International Financing SA, Senior Notes	7.750%	4/25/29	650,000	655,996 (a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,540,000	1,531,515
Range Resources Corp., Senior Notes	8.250%	1/15/29	620,000	642,993
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,090,550 (a)
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.089%	12/15/28	981,240	1,031,529 (a)(d)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Southwestern Energy Co., Senior Notes	5.700%	1/23/25	500,000	$499,586
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	750,000	690,412
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	10.000%	10/15/26	1,430,000	1,471,403 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	2,660,000	2,896,873 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,340,000	1,247,102
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,070,000	924,713
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	9,585,000	8,409,713
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	686,089
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,126,761
YPF SA, Senior Notes	8.500%	7/28/25	560,000	552,517 (a)
YPF SA, Senior Notes	6.950%	7/21/27	530,000	480,130 (a)
Total Oil, Gas & Consumable Fuels				62,876,935

Total Energy				63,762,199
Financials — 9.1%
Banks — 5.1%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	3,200,000	2,812,115 (a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	500,000	505,182 (a)(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,960,000	1,787,641 (a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,470,000	1,486,192 (a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,326,969 (a)(c)(d)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,440,000	1,627,467 (d)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,800,000	2,774,694 (a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	2,060,000	2,054,002 (c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,840,000	1,885,454 (c)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,710,000	2,766,998 (a)(d)
Total Banks				20,026,714
Capital Markets — 0.4%
Credit Suisse AG AT1 Claim	—	—	10,560,000	316,800 *(e)(f)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	640,000	660,603 (a)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	510,000	549,985 (a)(c)(d)
Total Capital Markets				1,527,388
Consumer Finance — 0.6%
Navient Corp., Senior Notes	5.875%	10/25/24	1,080,000	1,079,169
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000	1,409,635
Total Consumer Finance				2,488,804
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 2.2%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	460,000	$479,965 (a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,753,143	1,689,271 (a)(g)
GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	1,160,000 GBP	1,574,720 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,640,000	1,683,098 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	500,000	453,965 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	780,000	784,391 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	1,250,000	1,106,153 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	880,000	692,443 (a)
Total Financial Services				8,464,006
Insurance — 0.3%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,084,339 (a)
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	750,000	629,578 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.250%	10/1/25	750,000	744,057 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	780,000	789,338 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				2,162,973

Total Financials				35,754,224
Health Care — 7.0%
Health Care Providers & Services — 5.3%
Centene Corp., Senior Notes	3.375%	2/15/30	1,400,000	1,243,709
CHS/Community Health Systems Inc., Senior Secured Notes	5.625%	3/15/27	500,000	466,056 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	500,000	441,698 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	2,440,000	1,920,721 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,650,000	1,719,360 (a)
HCA Inc., Senior Notes	7.690%	6/15/25	490,000	498,237
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000	6,760,842
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	750,000	717,062 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	990,000	992,708 (a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	3,910,000	3,910,798
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	1,890,000	1,881,976
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000	264,055
Total Health Care Providers & Services				20,817,222
Pharmaceuticals — 1.7%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	1,660,000	1,244,245 (a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	637,000 EUR	632,511 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	1,000,000	1,033,227 (a)
Par Pharmaceutical Inc., Escrow	—	—	70,000	0 *(a)(e)(f)(h)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,150,000	1,080,204
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	880,000	847,280
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	2,550,000	1,783,787
Total Pharmaceuticals				6,621,254

Total Health Care				27,438,476
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 10.4%
Aerospace & Defense — 1.8%
Bombardier Inc., Senior Notes	7.500%	2/1/29	2,990,000	$3,101,599 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	500,000	513,985 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	1,930,000	1,991,040 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	1,250,000	1,264,137 (a)
Total Aerospace & Defense				6,870,761
Building Products — 0.5%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	630,000	637,545 (a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	860,000	836,753 (a)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	342,000	309,288 (a)
Total Building Products				1,783,586
Commercial Services & Supplies — 2.2%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,160,000	1,091,737
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,330,000	3,444,915
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,460,000	1,528,839 (a)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	1,210,000	1,240,354 (a)
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	1,360,000	1,389,150 (a)
Total Commercial Services & Supplies				8,694,995
Electrical Equipment — 0.2%
Sensata Technologies BV, Senior Notes	4.000%	4/15/29	750,000	689,205 (a)
Ground Transportation — 0.3%
XPO Inc., Senior Notes	7.125%	2/1/32	1,000,000	1,025,855 (a)
Machinery — 0.4%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,730,000	1,665,391
Passenger Airlines — 4.4%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	5,470,000	5,388,188 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,980,000	2,058,392 (a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	2,580,000	2,554,796
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	720,000	735,075
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	4,280,000	4,313,128 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,135,999	2,291,753 (a)
Total Passenger Airlines				17,341,332
Trading Companies & Distributors — 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,270,000	1,147,348 (a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	376,000	373,425
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,000,000	997,603 (a)
Total Trading Companies & Distributors				2,518,376

Total Industrials				40,589,501
Information Technology — 2.4%
Communications Equipment — 1.0%
CommScope Inc., Senior Notes	7.125%	7/1/28	190,000	78,956 (a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,960,000	1,229,779 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	2,420,000	1,610,604 (a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	1,000,000	895,873 (a)
Total Communications Equipment				3,815,212
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electronic Equipment, Instruments & Components — 0.1%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	450,000	$467,177 (a)
Software — 0.8%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	2,320,000	2,366,101 (a)
Open Text Corp., Senior Notes	3.875%	2/15/28	1,000,000	926,599 (a)
Total Software				3,292,700
Technology Hardware, Storage & Peripherals — 0.5%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000	665,661
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	391,291
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	650,000	697,125 (a)
Total Technology Hardware, Storage & Peripherals				1,754,077

Total Information Technology				9,329,166
Materials — 4.7%
Chemicals — 0.5%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	450,000	332,759 (b)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,540,000	1,567,685 (a)
Total Chemicals				1,900,444
Construction Materials — 0.6%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	2,250,000	2,389,469 (a)
Containers & Packaging — 1.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,280,000	325,773 (a)(g)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	1,170,000	991,423 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,578,000	984,533 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,510,000	942,107 (a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,550,000	1,391,563 (a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	750,000	785,299
Total Containers & Packaging				5,420,698
Metals & Mining — 2.2%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,870,000	2,010,938
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	920,000	962,435 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	750,000	733,542 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,010,000	960,060
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	2,491,135
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000	1,600,405
Total Metals & Mining				8,758,515

Total Materials				18,469,126
Real Estate — 1.6%
Health Care REITs — 0.0%††
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	240,000	175,089
Hotel & Resort REITs — 0.8%
Service Properties Trust, Senior Notes	3.950%	1/15/28	226,000	189,514
Service Properties Trust, Senior Notes	8.875%	6/15/32	3,210,000	2,996,648
Total Hotel & Resort REITs				3,186,162
Real Estate Management & Development — 0.2%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	295,336	15,505 (b)(g)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — continued
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	227,726	$5,693 (b)(g)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	297,178	7,429 (b)(g)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	450,290	4,503 (b)(c)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	115,666	1,157 (b)(g)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	2,016,000	159,264 *(b)(i)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	420,000	442,275 (a)
Total Real Estate Management & Development				635,826
Specialized REITs — 0.6%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	2,350,000	2,393,712 (a)

Total Real Estate				6,390,789
Utilities — 1.7%
Electric Utilities — 0.8%
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	920,000	958,802 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	2,250,000	2,285,858 (a)
Total Electric Utilities				3,244,660
Gas Utilities — 0.9%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,290,000	3,258,857

Total Utilities				6,503,517
Total Corporate Bonds & Notes (Cost — $319,484,511)				336,358,320
Senior Loans — 7.8%
Communication Services — 0.3%
Media — 0.3%
iHeartCommunications Inc., New Term Loan (1 mo. Term SOFR + 3.114%)	8.458%	5/1/26	1,440,000	1,121,472 (d)(j)(k)

Consumer Discretionary — 2.9%
Automobile Components — 0.5%
Clarios Global LP, Term Loan B	—	5/6/30	1,000,000	1,003,595 (l)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	10.591%	3/30/27	1,077,474	1,072,760 (d)(j)(k)
Total Automobile Components				2,076,355
Broadline Retail — 0.3%
Prime Security Services Borrower LLC, 2024 Refinancing Term Loan B1	—	10/13/30	1,000,000	1,000,700 (l)
Diversified Consumer Services — 0.4%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.958%	4/13/28	4,350,000	1,663,875 (d)(j)(k)
Hotels, Restaurants & Leisure — 1.7%
1011778 BC Unlimited Liability Co., Term Loan B6	—	9/20/30	1,000,000	998,735 (l)
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.097%	2/6/31	3,690,750	3,698,242 (d)(j)(k)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.750%)	9.081%	1/27/29	1,243,639	1,246,512 (d)(j)(k)
Station Casinos LLC, Term Loan Facility B	—	3/14/31	750,000	750,570 (l)
Total Hotels, Restaurants & Leisure				6,694,059

Total Consumer Discretionary				11,434,989
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.846%	3/31/28	1,246,795	$1,248,665 (d)(j)(k)

Financials — 0.7%
Banks — 0.2%
Mercury Borrower Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.958%	8/2/28	596,860	598,054 (d)(j)(k)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	10.344%	3/12/29	470,000	471,617 (d)(j)(k)
Financial Services — 0.4%
Boost Newco Borrower LLC, Initial USD Term Loan (3 mo. Term SOFR + 3.000%)	8.335%	1/31/31	1,000,000	1,002,640 (d)(j)(k)
Nexus Buyer LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 4.500%)	9.844%	12/13/28	698,250	699,733 (d)(j)(k)
Total Financial Services				1,702,373

Total Financials				2,772,044
Health Care — 1.4%
Health Care Equipment & Supplies — 0.8%
Medline Borrower LP, Term Loan B (1 mo. Term SOFR + 2.750%)	8.094%	10/23/28	3,042,375	3,051,883 (d)(j)(k)(l)
Health Care Providers & Services — 0.6%
LifePoint Health Inc., 2024 Repricing Term Loan B (2 mo. Term SOFR + 4.750%)	10.056%	11/16/28	2,500,000	2,516,725 (d)(j)(k)(l)

Total Health Care				5,568,608
Industrials — 1.5%
Aerospace & Defense — 0.3%
Transdigm Inc., Term Loan J (3 mo. Term SOFR + 2.500%)	7.843%	2/28/31	997,500	1,000,742 (d)(j)(k)
Building Products — 0.1%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	9.846%	5/17/28	397,949	338,422 (d)(j)(k)
Commercial Services & Supplies — 0.4%
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	9.194%	5/12/28	997,436	994,728 (d)(j)(k)
Garda World Security Corp., Fourth Additional Term Loan (3 mo. Term SOFR + 4.250%)	9.594%	2/1/29	598,477	602,966 (d)(j)(k)
Total Commercial Services & Supplies				1,597,694
Machinery — 0.3%
TK Elevator Midco GmbH, USD Term Loan Facility B2	—	4/30/30	995,006	1,001,379 (l)
Passenger Airlines — 0.4%
United Airlines Inc., Term Loan B (1 mo. Term SOFR + 2.750%)	8.094%	2/22/31	1,675,800	1,682,084 (d)(j)(k)

Total Industrials				5,620,321
Information Technology — 0.7%
IT Services — 0.2%
Redstone Holdco 2 LP, First Lien Initial Term Loan (1 mo. Term SOFR + 4.864%)	10.208%	4/27/28	770,000	694,498 (d)(j)(k)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — 0.5%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.344%	10/16/26	1,243,507	$1,214,750 (d)(j)(k)
Modena Buyer LLC, Term Loan	—	4/18/31	800,000	781,876 (l)
Total Software				1,996,626

Total Information Technology				2,691,124
Total Senior Loans (Cost — $32,187,791)				30,457,223
Sovereign Bonds — 3.4%
Angola — 0.4%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,600,000	1,442,560 (a)
Argentina — 0.6%
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	369,336	153,275 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	2,160,000	1,863,000 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	340,000	253,300 (a)
Total Argentina				2,269,575
Bahamas — 0.4%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,630,000	1,420,138 (a)
Dominican Republic — 0.1%
Dominican Republic International Bond, Senior Notes	9.750%	6/5/26	25,000,000 DOP	427,600 (b)
Mexico — 1.9%
Mexican Bonos, Bonds	7.750%	5/29/31	156,010,000 MXN	7,607,779

Total Sovereign Bonds (Cost — $12,087,585)				13,167,652
Asset-Backed Securities — 1.0%
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	12.435%	4/20/35	505,000	500,040 (a)(d)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	11.270%	10/15/31	3,400,000	3,363,194 (a)(d)

Total Asset-Backed Securities (Cost — $3,871,304)				3,863,234
Convertible Bonds & Notes — 0.7%
Communication Services — 0.7%
Media — 0.7%
DISH Network Corp., Senior Notes	0.000%	12/15/25	2,390,000	1,771,833
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,680,000	1,050,269

Total Communication Services				2,822,102
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	40,244	666 (b)

Total Convertible Bonds & Notes (Cost — $3,285,083)				2,822,768
			Shares
Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			360	10,170 *

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			112,573	2,155 *(e)

Total Common Stocks (Cost — $12,518)				12,325
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $17,971)		5/28/28	18,769	$11,355 *
Total Investments before Short-Term Investments (Cost — $370,946,763)				386,692,877
	Rate	Maturity Date	Face Amount†
Short-Term Investments — 2.5%
U.S. Treasury Bills — 2.4%
U.S. Treasury Bills	2.713%	7/2/24	3,500,000	3,499,488 (m)
U.S. Treasury Bills	4.831%	7/9/24	3,200,000	3,196,290 (m)
U.S. Treasury Bills	4.973%	7/11/24	2,500,000	2,496,356 (m)

Total U.S. Treasury Bills (Cost — $9,192,180)				9,192,134
			Shares
Money Market Funds — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $495,659)	5.254%		495,659	495,659 (n)(o)

Total Short-Term Investments (Cost — $9,687,839)				9,687,793
Total Investments — 101.4% (Cost — $380,634,602)				396,380,670
Liabilities in Excess of Other Assets — (1.4)%				(5,316,221)
Total Net Assets — 100.0%				$391,064,449

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset High Income Opportunity Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(h)	Value is less than $1.
(i)	The maturity principal is currently in default as of June 30, 2024.
(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	All or a portion of this loan has not settled as of June 30, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)	Rate shown represents yield-to-maturity.
(n)	Rate shown is one-day yield as of the end of the reporting period.
(o)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2024, the total market value of investments in Affiliated Companies was $495,659 and the cost was $495,659 (Note 2).

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DOP	—	Dominican Peso
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$35,437,424	$316,800	$35,754,224
Health Care	—	27,438,476	0 *	27,438,476
Other Corporate Bonds & Notes	—	273,165,620	—	273,165,620
Senior Loans	—	30,457,223	—	30,457,223
Sovereign Bonds	—	13,167,652	—	13,167,652
Asset-Backed Securities	—	3,863,234	—	3,863,234
Convertible Bonds & Notes	—	2,822,768	—	2,822,768
Common Stocks:
Health Care	$10,170	—	—	10,170
Real Estate	—	2,155	—	2,155
Warrants	—	11,355	—	11,355
Total Long-Term Investments	10,170	386,365,907	316,800	386,692,877
Short-Term Investments†:
U.S. Treasury Bills	—	9,192,134	—	9,192,134
Money Market Funds	495,659	—	—	495,659
Total Short-Term Investments	495,659	9,192,134	—	9,687,793
Total Investments	$505,829	$395,558,041	$316,800	$396,380,670

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2024. The following transactions were effected in such company for the period ended June 30, 2024.

	Affiliate Value at September 30, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,667,355	$97,984,517	97,984,517	$99,156,213	99,156,213

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$224,613	—	$495,659

Western Asset High Income Opportunity Fund Inc. 2024 Quarterly Report